Related party disclosures	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Related party disclosures	Related party disclosures
The Group’s related party transactions and relationships for 2023 were disclosed on pages 284 and 285 of the Annual Report and
Accounts and Form 20-F for the year ended 31 December 2023.
In the six months ended 30 June 2024, apart from the partial sale of the Group's investment in ITC (refer to page 29), there were no material changes in related parties or related party transactions to be reported.
In the six months ended 30 June 2023, apart from the investment in and collaboration with Organigram, there were no material changes in related parties or related party transactions to be reported.